SUPPLEMENTARY BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Trade:
Open accounts	$ 2,595		$ 1,241
Less - allowance for doubtful accounts	0	[1]	0	[1]	(327)	(308)
Trade	$ 2,595		$ 1,241

[1]	The changes in allowance for doubtful accounts are composed as follows: